Total
Ivy Wilshire Global Allocation Fund
Ivy Wilshire Global Allocation Fund
Objective
To seek to provide total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $300,000 in funds within the Ivy Funds and/or InvestEd Portfolios. More information about these and other discounts is available from your financial professional, as well as in the
Sales Charge Reductions
section on page 33 of the Fund’s prospectus, in the
Purchase, Redemption and Pricing of Shares
section on page 90 of the Fund’s Statement of Additional Information (SAI) and in
Appendix B – Intermediary Sales Charge Discounts and Waivers
. The Fund's Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Ivy Wilshire Global Allocation Fund - USD ($)	Class A		Class B		Class C		Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.50%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
Maximum Account Fee	none		none		none		none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $500,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Wilshire Global Allocation Fund		Class A	Class B		Class C	Class I	Class N
Management Fees		0.06%	0.06%		0.06%	0.06%	0.06%
Distribution and Service (12b-1) Fees		0.25%	1.00%		1.00%	none	none
Other Expenses		0.11%	0.48%		0.17%	0.06%	0.04%
Acquired Fund Fees and Expenses	[1]	0.75%	0.75%		0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	[2]	1.17%	2.29%		1.98%	0.87%	0.85%
Fee Waiver and/or Expense Reimbursement	[3],[4]	0.04%	0.17%		0.02%	0.04%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.13%	2.12%	[5]	1.96%	0.83%	0.83%
[1]	Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the underlying funds in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the Fund’s most recent fiscal year.
[2]	The Total Annual Fund Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[3]	Through October 31, 2021, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[4]	Through October 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions and extraordinary expenses, if any) as follows: Class A shares at 1.13%; Class B shares at 2.12%; Class C shares at 1.96%; and Class I Shares at 0.83%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board). Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes below its respective expense cap.
[5]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund's contractual class waiver.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Ivy Wilshire Global Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	461	705	967	1,717
Class B Shares	615	999	1,310	2,330
Class C Shares	199	619	1,066	2,305
Class I Shares	85	274	478	1,069
Class N Shares	85	269	469	1,047

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Wilshire Global Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	461	705	967	1,717
Class B Shares	215	699	1,210	2,330
Class C Shares	199	619	1,066	2,305
Class I Shares	85	274	478	1,069
Class N Shares	85	269	469	1,047

Portfolio Turnover
The Fund does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Affiliated Funds (defined below) (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example and would affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
Ivy Wilshire Global Allocation Fund is a fund-of-funds that seeks to achieve its objective primarily by allocating its assets among a diverse group of affiliated equity and fixed-income mutual funds.
The Fund invests primarily in mutual funds that are series of the Ivy Funds (each such fund is an “Underlying Affiliated Fund”). Each Underlying Affiliated Fund, in turn, invests in a diversified portfolio of securities from one or more of the following asset classes: domestic equity securities, foreign equity securities (from issuers in both developed and emerging markets) and bonds (both investment grade and high-yield (junk bonds)) issued by domestic and foreign corporations and governments. The Fund invests in Underlying Affiliated Funds that utilize a variety of growth or income investment strategies to seek to achieve their respective objectives. The Underlying Affiliated Funds of the Trust are managed by IICO.
Under normal circumstances, the Fund’s “policy” asset mix is 65% invested in equities and 35% invested in fixed-income. However, at any given time, the Fund’s permissible ranges are 45% to 85% invested in equities and 15% to 55% invested in fixed-income.
Wilshire Associates Incorporated, the Fund’s subadviser (Wilshire), allocates certain of the Fund’s assets among the Underlying Affiliated Funds (the “Multi-Asset Segment”) using a methodology designed to provide exposure to a broad array of asset classes and investment strategies. Within the permissible ranges, Wilshire establishes a “target” allocation for each asset class based on each Underlying Affiliated Funds’ investment style and dynamically allocates and repositions the amount of the Fund’s assets invested in the Underlying Affiliated Funds over time based upon market and economic conditions. The Wilshire Funds Management business unit of Wilshire is the subadviser to the Fund.
Through its investments in the Underlying Affiliated Funds, the Fund will invest, under normal circumstances, at least 40% of its assets in foreign investments.
IICO develops the universe of Underlying Affiliated Funds that Wilshire may consider when making allocation decisions. Wilshire monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. Wilshire does not intend to trade actively among the Underlying Affiliated Funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, Wilshire may change target allocations within the permissible ranges at any time. Wilshire may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the Underlying Affiliated Funds selected for the
Fund. In addition, from time to time Wilshire or market movements (or a combination of both) may cause the Fund’s investment to temporarily vary from its target percentage. Wilshire will consider rebalancing the Fund’s assets at least quarterly; however, it may rebalance the assets at any time that, in Wilshire’s judgment, a rebalance is necessary, particularly if movements in the market and portfolio activity shift the Fund near the permissible allocation ranges.

Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.

The Fund is not intended as a complete investment program.
A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include
:
■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
■
Emerging Market Risk.
A portion of the Fund's assets may be invested in Underlying Affiliated Funds with significant exposure to foreign securities, including exposure to emerging markets. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.

■
Foreign Currency Risk.
Foreign securities may be denominated in foreign currencies. The value of an Underlying Affiliated Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency markets generally are not as regulated as securities markets.

■
Foreign Exposure Risk.
The securities of many companies held by an Underlying Affiliated Fund may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■
Foreign Securities Risk.
A portion of the Fund's assets may be invested in Underlying Affiliated Funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that an Underlying Affiliated Fund holds material positions in such suspended securities, such fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the fund could incur significant losses.

■
Fund of Funds Risk.
The ability of the Fund to meet its investment objective is directly related to its target allocations among the Underlying Affiliated Funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the Underlying Affiliated Funds in which it invests. In general, the Fund is subject to the same risks as those of the Underlying Affiliated Funds it holds. IICO has the authority to select and replace Underlying Affiliated Funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the Underlying Affiliated Funds and the advisory fees paid by some of those funds are higher than fees paid by other Underlying Affiliated Funds. It is important to note, however, that IICO has a fiduciary duty to the Fund and must act in the Fund’s best interests.

■
Equity Funds Risk.
The Fund invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Fund is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small-capitalization companies and foreign companies, may fluctuate more widely than others. The prices of small-capitalization company stocks may be based, in part, on future expectations rather than current achievements.
■
Bond Funds Risk.
A portion of the Fund’s assets may be invested in funds that have exposure to bonds and other fixed-income securities. The principal risks that may be encountered by such investments are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■
Investment Company Securities Risk.
Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses, which could result in the duplication of certain fees.

■
Large Company Risk.
Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

■
Low-Rated Securities Risk.
In general, low-rated debt securities (commonly referred to as “high-yield”, "non-investment grade" or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken an Underlying Affiliated Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case an Underlying Affiliated Fund may lose its entire investment. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment-grade debt securities.

■
Management Risk.
Fund performance is primarily dependent on Wilshire's (and IICO's) skill in evaluating and managing the Fund’s  (and the Underlying Affiliated Fund's) portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■
Market Risk.
Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. At times, the Fund may hold a relatively high percentage of its assets in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■
U.S. Government Securities Risk.
Certain U.S. government securities, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance
The returns presented below for the Fund prior to February 26, 2018 reflect the performance of the Waddell & Reed Advisors Wilshire Global Allocation Fund (the “Global Allocation Predecessor Fund” or “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund prior to February 26, 2018 as the result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Reorganization”). As part of the Reorganization, Class Y shares of the Predecessor Fund were reorganized into Class I shares of the Fund. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.
The chart and table below provide some indication of the risks of investing in the Predecessor Fund prior to February 26, 2018, and in the Fund beginning on February 26, 2018. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of various broad-based securities market indexes and a Morningstar peer group (comprised of a universe of mutual funds with investment objectives similar to that of the Fund).

The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

For Class A shares, the maximum applicable sales charge used is 5.75%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 3.50%.
Effective May 18, 2017, the name of the Predecessor Fund changed from Waddell & Reed Advisors Asset Strategy Fund to Waddell & Reed Advisors Wilshire Global Allocation Fund, and the Predecessor Fund changed its investment strategy to operate as a “fund of funds.

” The Predecessor Fund’s performance prior to that date reflects the Predecessor Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit
www.ivyinvestments.com
or call 888.923.3355 for the Fund’s updated performance.

Chart of Year-by-Year Returnsas of December 31 each year

In the period shown in the chart, the highest quarterly return was 13.95% (the first quarter of 2012) and the lowest quarterly return was -19.34% (the third quarter of 2011). The Class A return for the year through September 30, 2020 was -0.12%.

Average Annual Total Returnsas of December 31, 2019
Average Annual Total Returns - Ivy Wilshire Global Allocation Fund	1 Year	5 Years	10 Years (or Life of Class)	Inception Date
Class A	11.30%	1.28%	4.15%
Class A | Return After Taxes on Distributions	9.79%	(0.12%)	2.12%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	7.10%	0.44%	2.35%
Class B	13.05%	1.27%	3.94%
Class C	17.29%	1.66%	3.92%
Class I	18.59%	2.82%	5.09%
Class N	18.68%		4.11%	Feb. 26, 2018
65% MSCI ACWI Index + 35% Bloomberg Barclays Multiverse Index (USD Hedged) (reflects no deduction for fees, expenses or taxes) (reflects invested dividends net of withholding taxes)	20.19%	6.93%	7.40%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) (reflects invested dividends net of withholding taxes)	26.60%	8.41%	8.79%
Bloomberg Barclays Multiverse Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	8.48%	3.74%	4.25%
Morningstar World Allocation Category Average (net of fees and expenses)	16.10%	4.51%	6.02%